Leases, Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Operating Leases
2023					$ 7,200	$ 7,200
2024					3,993	3,993
2025					2,485	2,485
2026					1,198	1,198
2027					1,201	1,201
Thereafter					4,989	4,989
Total future minimum lease payments					21,066	21,066
Less effects of discounting					(2,929)	(2,929)
Total lease liabilities					18,137	18,137
Reported as of January 31, 2022
Lease liabilities			$ 2,697	$ 4,769	6,387	6,387	$ 2,697
Long term lease liabilities			$ 11,113	$ 16,399	11,750	11,750	$ 11,113
Total lease liabilities					$ 18,137	$ 18,137
Reported as of October 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor